[logo - American Funds®]

The Cash Management Trust of America®
The U.S. Treasury Money Fund of AmericaSM
The Tax-Exempt Money Fund of AmericaSM

Prospectus Supplement

October 27, 2008 (as amended November 12, 2008)
(for Prospectuses dated September 12, 2008 and Retirement Plan Prospectuses dated December 1, 2007)

The following disclosure is added to the funds’ retail and retirement prospectuses.

Each of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America is participating in the Temporary Guarantee Program for Money Market Funds established by the United States Treasury Department. Under this program, the Treasury is guaranteeing investors of any participating fund that in the event the fund is liquidated they will receive $1.00 for the lesser of (i) each share of the fund held as of close of business on September 19, 2008, and (ii) each share of the fund held on the date the participating fund’s net asset value falls below $0.9950. The guarantee does not cover shares of a fund purchased after the close of business on September 19, 2008, to the extent the number of shares held in a particular account exceeds the number of shares held in that account on September 19, 2008.

The initial term of the program is three months, but it may be extended by the Secretary of the Treasury through September 18, 2009. The duration and terms of any such extension have not been determined. The funds and their boards will evaluate the terms of any extension after they are announced; however, the funds are not required to participate in any extension.

Each of the funds paid a fee of 0.01% of its total net assets as of September 19, 2008 in order to participate in the program for the initial three-month period.

As of the date of this supplement, the U.S. Treasury Department has reported that approximately $50 billion is available to support all money market funds participating in the program. For more information about the program, please visit the Treasury’s website at www.ustreas.gov.

The table under the heading "Purchase minimums and maximums" in the "Purchase and exchange of shares" section of the funds' retail prospectus is amended in its entirety as follows.

Purchase minimums for all classes of shares[1]
To establish an account (including retirement plan and 529 accounts)	$1,000[2]
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25
To add to an account	50
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25

[1] Purchase minimums for retirement plan accounts purchasing through payroll deduction may be waived to allow for diversification of plan participant investment assets.
[2] For accounts established with an automatic investment plan, the initial purchase minimum of $1,000 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $1,000 within five months of account establishment. Additionally, the initial purchase minimum of $1,000 will be waived for accounts established by exchanging into the fund with shares from another fund.

Keep this supplement with your Prospectus and/or Retirement Plan Prospectus

MFGEBS-960-1108O CGD/10002-S19468

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY

[logo - American Funds®]

The Cash Management Trust of America®
The U.S. Treasury Money Fund of AmericaSM
The Tax-Exempt Money Fund of AmericaSM

Prospectus Supplement

October 27, 2008 (as amended November 12, 2008)
(for Prospectuses dated September 12, 2008 and Retirement Plan Prospectuses dated December 1, 2007)

The following disclosure is added to the funds’ retail and retirement prospectuses.

Each of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America is participating in the Temporary Guarantee Program for Money Market Funds established by the United States Treasury Department. Under this program, the Treasury is guaranteeing investors of any participating fund that in the event the fund is liquidated they will receive $1.00 for the lesser of (i) each share of the fund held as of close of business on September 19, 2008, and (ii) each share of the fund held on the date the participating fund’s net asset value falls below $0.9950. The guarantee does not cover shares of a fund purchased after the close of business on September 19, 2008, to the extent the number of shares held in a particular account exceeds the number of shares held in that account on September 19, 2008.

The initial term of the program is three months, but it may be extended by the Secretary of the Treasury through September 18, 2009. The duration and terms of any such extension have not been determined. The funds and their boards will evaluate the terms of any extension after they are announced; however, the funds are not required to participate in any extension.

Each of the funds paid a fee of 0.01% of its total net assets as of September 19, 2008 in order to participate in the program for the initial three-month period.

As of the date of this supplement, the U.S. Treasury Department has reported that approximately $50 billion is available to support all money market funds participating in the program. For more information about the program, please visit the Treasury’s website at www.ustreas.gov.

The table under the heading "Purchase minimums and maximums" in the "Purchase and exchange of shares" section of the funds' retail prospectus is amended in its entirety as follows.

Purchase minimums for all classes of shares[1]
To establish an account (including retirement plan and 529 accounts)	$1,000[2]
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25
To add to an account	50
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25

[1] Purchase minimums for retirement plan accounts purchasing through payroll deduction may be waived to allow for diversification of plan participant investment assets.
[2] For accounts established with an automatic investment plan, the initial purchase minimum of $1,000 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $1,000 within five months of account establishment. Additionally, the initial purchase minimum of $1,000 will be waived for accounts established by exchanging into the fund with shares from another fund.

Keep this supplement with your Prospectus and/or Retirement Plan Prospectus

MFGEBS-960-1108O CGD/10002-S19468